Property and equipment, net (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2024 USD ($)
Property and equipment, net
Property, Plant and Equipment, Gross	¥ 315,634	¥ 290,599
Less: accumulated depreciation and impairment	(130,473)	(114,568)
Net book value	185,161	176,031		$ 25,645
Depreciation
Depreciation	23,344	24,654	¥ 25,470
Building, property improvements and other property
Property and equipment, net
Property, Plant and Equipment, Gross	135,132	123,276
Computer equipment and software
Property and equipment, net
Property, Plant and Equipment, Gross	117,458	100,563
Construction in progress
Property and equipment, net
Property, Plant and Equipment, Gross	42,677	45,129
Furniture, office and transportation equipment and others
Property and equipment, net
Property, Plant and Equipment, Gross	¥ 20,367	¥ 21,631